Expense Example {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2010 Fund - Fidelity Freedom 2010 Fund - Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 45
3 years	140
5 years	241
10 years	$ 533